LONG-TERM INVESTMENTS IN ASSOCIATES - Statements of financial position (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2020 IDR (Rp)
Statements of financial position
Current assets	$ 3,312		Rp 40,917		Rp 46,529
Non-current assets	14,188		194,140		199,344
Current liabilities	(4,875)		(61,349)		(68,500)
Non-current liabilities	(4,047)		(56,484)		(56,859)
Statements of profit or loss and other comprehensive income
Operating expenses		Rp (92,489)	(91,563)	Rp (92,255)
Profit before income tax	2,786	39,147	38,299	36,077
Income tax benefit (expense)	(659)	(9,257)	(10,439)	(9,366)
Profit for the year	2,127	29,890	27,860	26,711
Other comprehensive income (loss) – net	(255)	(3,581)	(2,189)	4,954
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	$ 1,872	26,309	25,671	Rp 31,665
Tiphone
Statements of financial position
Current assets			8,165
Non-current assets			778
Current liabilities			(3,824)
Non-current liabilities			(741)
Equity (deficit)			4,378
Statements of profit or loss and other comprehensive income
Revenues			28,442
Operating expenses			(27,621)
Other income (expenses) including finance costs - net			(321)
Profit before income tax			500
Income tax benefit (expense)			(138)
Profit for the year			362
Other comprehensive income (loss) – net			77
TOTAL COMPREHENSIVE INCOME FOR THE YEAR			439
Finarya
Statements of financial position
Current assets			2,382		3,160
Non-current assets			132		169
Current liabilities			(1,533)		(2,327)
Non-current liabilities			(3)		(41)
Equity (deficit)			978		961
Statements of profit or loss and other comprehensive income
Revenues		133	38
Operating expenses		(948)	(877)
Other income (expenses) including finance costs - net		69	17
Profit before income tax		(746)	(822)
Income tax benefit (expense)		2	1
Profit for the year		(744)	(821)
Other comprehensive income (loss) – net		4
TOTAL COMPREHENSIVE INCOME FOR THE YEAR		(740)	(821)
Indonusa
Statements of financial position
Current assets			495		565
Non-current assets			253		331
Current liabilities			(534)		(318)
Non-current liabilities			(278)		(573)
Equity (deficit)			(64)		5
Statements of profit or loss and other comprehensive income
Revenues		783	794
Operating expenses		(691)	(738)
Other income (expenses) including finance costs - net		(24)	1
Profit before income tax		68	57
Income tax benefit (expense)		(6)	(10)
Profit for the year		62	47
Other comprehensive income (loss) – net		7	(1)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR		69	46
Jalin
Statements of financial position
Current assets			100		187
Non-current assets			222		194
Current liabilities			(78)		(92)
Non-current liabilities			(10)		(22)
Equity (deficit)			234		267
Statements of profit or loss and other comprehensive income
Revenues		277	205
Operating expenses		(205)	(148)
Other income (expenses) including finance costs - net		(3)	2
Profit before income tax		69	59
Income tax benefit (expense)		(18)	(17)
Profit for the year		51	42
Other comprehensive income (loss) – net		(1)	0
TOTAL COMPREHENSIVE INCOME FOR THE YEAR		50	42
Others
Statements of financial position
Current assets			1,056		972
Non-current assets			4,326		4,516
Current liabilities			(1,552)		(795)
Non-current liabilities			(5,343)		(4,398)
Equity (deficit)			(1,513)		Rp 295
Statements of profit or loss and other comprehensive income
Revenues		1,278	1,205
Operating expenses		(1,035)	(1,303)
Other income (expenses) including finance costs - net		(92)	(159)
Profit before income tax		151	(257)
Income tax benefit (expense)		(4)	(48)
Profit for the year		147	(305)
Other comprehensive income (loss) – net		(27)	2
TOTAL COMPREHENSIVE INCOME FOR THE YEAR		Rp 120	Rp (303)